UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

Cash Reserve Fund-Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Investments 103.7%
Alabama 2.7%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 4.02% *, 6/15/2026	8,200,000	8,200,000
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Rime Village Hoover Project, Series A, 4.02% *, 6/15/2026	7,500,000	7,500,000
Alabama, Municipal Securities Trust Certificates, Series 2005-9060, “A”, 144A, 4.03% *, 3/10/2011 (a)	9,055,000	9,055,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Waste, SeriesA, 3.98% *, 2/1/2042 (a)	750,000	750,000

		25,505,000
Alaska 0.3%
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 4.01% *, 6/1/2019 (a)	2,925,000	2,925,000
Arizona 3.3%
Arizona, Salt River Project, Agricultural Improvement, Series A, 3.62%, 7/13/2006	20,000,000	20,000,000
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue, 3.63%, 7/13/2006	8,000,000	8,000,000
Arizona, Salt River Project, Agriculture Improvement & Power District, Electric System Revenue, Series 2006-0022, “A”, 144A, 4.02% *, 1/1/2035	3,000,000	3,000,000

		31,000,000
California 3.9%
ABN AMRO, Munitops Certificates Trust:
Series 2005-38, 144A, 4.0% *, 5/1/2013 (a)	8,000,000	8,000,000
Series 2005-43, 144A, 4.0% *, 8/1/2013 (a)	2,250,000	2,250,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	6,500,000	6,501,214
California, State General Obligation, Series PT-1555, 144A, 4.01% *, 10/1/2010 (a)	12,790,000	12,790,000
California, State University Revenue, Series PT-2660, 144A, 4.01% *, 11/1/2025 (a)	3,495,000	3,495,000
Fullerton, CA, School District, Series PT-1558, 144A, 4.01% *, 8/1/2021 (a)	4,120,000	4,120,000

		37,156,214
Colorado 2.7%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 4.01% *, 6/1/2013 (a)	18,330,000	18,330,000
Colorado, Health Facilities Authority Revenue, Frasier Meadows Manor Project, 3.97% *, 6/1/2021, Bank One NA (b)	4,400,000	4,400,000
Colorado, Transportation/Tolls Revenue, Transportation Department, 144A, 4.01% *, 12/15/2016 (a)	3,290,000	3,290,000

		26,020,000
Delaware 1.6%
Delaware, Puttable Floating Option Tax-Exempt Receipts, Series EC-001, 144A, 4.17% *, 10/1/2035	5,000,000	5,000,000
Delaware, University of Delaware Revenue, Series B, 3.93% *, 11/1/2034	2,945,000	2,945,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 4.01% *, 1/1/2016, Citizens Bank of PA (b)	7,250,000	7,250,000

		15,195,000
District of Columbia 0.4%
District of Columbia, The Washington Home, Inc., Revenue, 3.97% *, 8/1/2029, Wachovia Bank NA (b)	3,695,000	3,695,000

Florida 5.3%
Alachua County, FL, Health Facilities Authority Revenue, Shands Teaching, Series A, 4.02% *, 12/1/2032, SunTrust Bank (b)	1,350,000	1,350,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.99% *, 9/1/2026	14,470,000	14,470,000
Florida, Higher Educational Facilities Financing Authority Revenue, St. Thomas University Project, 4.02% *, 1/1/2019, SunTrust Bank (b)	1,395,000	1,395,000
Florida, Housing Finance Corp., Multi-Family Revenue, Victoria Park, Series J-1, 3.97% *, 10/15/2032	4,600,000	4,600,000
Florida, State Division Board Finance Department, General Services Revenue, Department of Environmental & Preservation 2000, Series A, 6.0%, 7/1/2006 (a)	1,500,000	1,500,000
Florida, Transportation/Tolls Revenue, Turnpike Authority, Series R-4041, 144A, 4.01% *, 7/1/2020 (a)	12,910,000	12,910,000
Gulf Breeze, FL, Municipal Bond Fund Revenue, Series A, 3.98% *, 3/31/2021, Bank of America NA (b)	5,810,000	5,810,000
Miami-Dade County, FL, General Obligation, Series R-387, 144A, 4.0% *, 7/1/2028 (a)	300,000	300,000
Orlando, FL, Utilities Commission Water & Electric Revenue, Series A, 3.98% *, 10/1/2017	2,025,000	2,025,000
Pasco County, FL, School Board Certificates of Participation, 3.97% *, 8/1/2026 (a)	3,300,000	3,300,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.99% *, 11/1/2034, Allied Irish Bank PLC (b)	2,700,000	2,700,000

		50,360,000
Georgia 2.9%
Atlanta, GA, Airport Revenue, Series C-1, 4.0% *, 1/1/2030 (a)	3,000,000	3,000,000
Atlanta, GA, Water & Wastewater Revenue, Municipal Securities Trust Receipts, Series SGA-145, 144A, 4.03% *, 11/1/2033 (a)	4,000,000	4,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp.:
Series A, 4.02% *, 1/1/2020 (a)	935,000	935,000
4.02% *, 1/1/2021 (a)	3,100,000	3,100,000
Columbus, GA, Housing Authority Revenue, Columbus State University Foundation, 3.99% *, 11/1/2017, SunTrust Bank (b)	3,950,000	3,950,000
Fulton County, GA, Development Authority Revenue, Donnellan School Project, 3.98% *, 7/1/2020, Wachovia Bank NA (b)	1,650,000	1,650,000
Fulton County, GA, Development Authority Revenue, Shepherd Center, Inc. Project, 3.99% *, 9/1/2035, SunTrust Bank (b)	6,700,000	6,700,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia, 3.99% *, 8/1/2018, SunTrust Bank (b)	2,395,000	2,395,000
Monroe County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp. Project, 4.02% *, 1/1/2018 (a)	2,140,000	2,140,000

		27,870,000
Hawaii 1.9%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 4.02% *, 7/1/2012 (a)	4,000,000	4,000,000
Hawaii, General Obligation:
Series R-4545, 144A, 4.01% *, 8/1/2020 (a)	5,165,000	5,165,000
Series R-4553, 144A, 4.01% *, 5/1/2023 (a)	8,965,000	8,965,000

		18,130,000
Illinois 7.1%
Chicago, IL, De La Salle Institute Project Revenue, 4.03% *, 4/1/2027, Fifth Third Bank (b)	2,500,000	2,500,000
Chicago, IL, General Obligation:
Series A, 144A, 4.02% *, 1/1/2042 (a)	2,690,000	2,690,000
Series Z-10, 144A, 4.04% *, 6/29/2029 (a)	60,000	60,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 4.0% *, 1/1/2027 (a)	3,925,000	3,925,000
Du Page County, IL, Benedictine University Building Project, 3.99% *, 7/1/2024, National City Bank Midwest (b)	20,515,000	20,515,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 3.98% *, 12/1/2033, Bank One NA (b)	6,600,000	6,600,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 4.04% *, 3/1/2032, JPMorgan Chase Bank (b)	4,500,000	4,500,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 4.01% *, 11/15/2023 (a)	3,500,000	3,500,000

Illinois, Finance Authority Revenue, North Park University Project, 4.03% *, 7/1/2035, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Finance Authority Revenue, Northwestern University, Series B, 3.98% *, 12/1/2034	3,700,000	3,700,000
Illinois, Health Facilities Authority Revenue, Northwestern Memorial Hospital, Series C, 4.03% *, 8/15/2032	1,000,000	1,000,000
Illinois, Regional Transportation Authority, Series A23, 144A, 4.01% *, 7/1/2030 (a)	4,930,000	4,930,000
Lake County, IL, Warren Township High School District No. 121 Gurnee, Series R-2157, 144A, 4.01% *, 3/1/2024 (a)	5,495,000	5,495,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 4.01% *, 1/1/2023 (a)	2,570,000	2,570,000

		66,985,000
Indiana 2.1%
ABN AMRO, Munitops Certificates Trust:
Series 2003-32, 144A, 4.0% *, 1/15/2012 (a)	8,500,000	8,500,000
Series 2005-7, 144A, 4.02% *, 7/10/2013 (a)	8,000,000	8,000,000
Indiana, Transportation/Tolls Revenue, Series R-4528, 144A, 4.01% *, 6/1/2018 (a)	2,955,000	2,955,000

		19,455,000
Iowa 3.6%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems:
Series B, 4.0% *, 7/1/2015 (a)	1,300,000	1,300,000
Series B, 4.0% *, 7/1/2020 (a)	4,625,000	4,625,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood Center, 3.97% *, 2/1/2023, Wells Fargo Bank NA (b)	3,400,000	3,400,000
Iowa, State School Cash Anticipation Program, Warrant Certificates, Series A, 4.5%, 6/28/2007 (a)	25,000,000	25,188,686

		34,513,686
Kansas 1.8%
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health, Sunbelt:
Series C, 3.98% *, 11/15/2034, SunTrust Bank (b)	12,500,000	12,500,000
Series C, 3.99% *, 11/15/2030, SunTrust Bank (b)	5,000,000	5,000,000

		17,500,000
Kentucky 1.7%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.45% *, 8/1/2013, Calyon Bank (b)	6,300,000	6,300,000
Pendleton County, KY, Multi County Lease Revenue, 3.5%, 9/7/2006	10,000,000	10,000,000

		16,300,000
Maryland 1.7%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.99% *, 1/1/2034, KBC Bank NV (b)	2,065,000	2,065,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.99% *, 10/15/2020	14,000,000	14,000,000

		16,065,000
Massachusetts 0.4%
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.99% *, 6/1/2030, KeyBank NA (b)	500,000	500,000
Massachusetts, State General Obligation, Series B, 4.01% *, 3/1/2026	200,000	200,000
Massachusetts, State General Obligation,, Central Artery, Series B, 3.98% *, 12/1/2030	2,655,000	2,655,000

		3,355,000
Michigan 5.1%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 4.01% *, 1/1/2011 (a)	10,225,000	10,225,000
Detroit, MI, City School District, Series PT-1844, 144A, 4.0% *, 5/1/2011 (a)	3,650,000	3,650,000
Detroit, MI, Sewer Disposal Revenue, Series E, 3.0% *, 7/1/2031 (a)	11,475,000	11,475,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 4.01% *, 5/1/2023	5,170,000	5,170,000
Garden City, MI, Hospital Revenue, Series A, 3.99% *, 9/1/2026, First of America Bank (b)	545,000	545,000
Georgetown Township, MI, Economic Development Corp., Limited Obligation Revenue, Sunset Manor, Inc. Project, 3.97% *, 11/1/2019, LaSalle Bank NA (b)	4,300,000	4,300,000

Michigan, Higher Education Facilities Authority Revenue, Limited Obligation, Spring Arbor, 3.99% *, 11/1/2030, Comerica Bank (b)	3,515,000	3,515,000
Michigan, Municipal Bond Authority Revenue, Series B-2, 4.0%, 8/18/2006, JPMorgan Chase Bank (b)	4,715,000	4,717,199
Michigan, State Certificates of Participation, Series 530, 144A, 4.01% *, 9/1/2011 (a)	4,700,000	4,700,000

		48,297,199
Missouri 2.6%
Kansas City, MO, Industrial Development Authority Revenue, Downtown Arena Project,, Series C, 3.99% *, 4/1/2040 (a)	19,500,000	19,500,000
Missouri, State Health & Educational Facilities Authority Revenue, Rockhurst University, 4.04% *, 11/1/2032, Bank of America (b)	5,000,000	5,000,000

		24,500,000
New Hampshire 0.5%
New Hampshire, Health & Education Facilities Authority Revenue, Large Healthcare, Series B, 4.02% *, 1/1/2032, JPMorgan Chase Bank (b)	5,000,000	5,000,000
New Jersey 0.2%
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 3.94% *, 9/1/2025 (a)	1,900,000	1,900,000
New Mexico 0.7%
Albuquerque, NM, Airport Facilities Revenue, Series A, 4.07% *, 7/1/2020 (a)	2,000,000	2,000,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 4.0% *, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000

		6,500,000
New York 1.1%
New York, Metropolitan Transportation Authority Revenue, Series 1040, 144A, 4.0% *, 11/15/2020 (a)	3,200,000	3,200,000
New York, State Dormitory Authority Revenue, Solar Eclipse Funding Trust, Series 2006-0029, 144A, 3.97% *, 2/15/2012 (a)	900,000	900,000
New York, State Dormitory Authority Revenues, Series PA-541, 144A, 4.0% *, 8/1/2038 (a)	1,000,000	1,000,000
New York, State Dormitory Authority Revenues, Park Ridge Hospital, Inc., 3.97% *, 7/1/2029, JPMorgan Chase Bank (b)	800,000	800,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series 1383, 144A, 4.01% *, 10/1/2013 (a)	910,000	910,000
New York, State Thruway, Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 4.0% *, 3/15/2025 (a)	800,000	800,000
New York, Tobacco Settlement Financing Corp., Series R-6500, 144A, 4.02% *, 6/1/2021 (a)	400,000	400,000
New York, Tsasc, Inc., Series R-513CE, 144A, 4.02% *, 6/1/2034	700,000	700,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Lycee Francais de New York Project, Series B, 4.0% *, 6/1/2032, JPMorgan Chase Bank (b)	1,100,000	1,100,000
Orange County, NY, Industrial Development Agency, Civic Facility Revenue, St. Lukes Cornwall Hospital Project, 4.0% *, 7/1/2032, KeyBank NA (b)	700,000	700,000

		10,510,000
North Carolina 3.4%
North Carolina, Capital Facilities Finance Agency Revenue:
3.35%, 7/5/2006	4,600,000	4,600,000
3.6%, 7/6/2006	10,614,000	10,614,000
Series 1338, 144A, 4.01% *, 10/1/2041	7,825,000	7,825,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 4.013% *, 8/1/2030, Branch Banking & Trust (b)	3,000,000	3,000,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage, Pennybyrn Project, Series C, 3.97% *, 10/1/2035, Bank of America NA (b)	1,500,000	1,500,000
North Carolina, Medical Care Community, Health Care Facilities Revenue, First Mortgage-Friends Homes, 4.0% *, 9/1/2033, Bank of America NA (b)	3,700,000	3,700,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage - United Methodist, Series B, 4.01% *, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		32,239,000
Ohio 4.6%

ABN AMRO Munitops Certificates Trust, Series 2003-37, 144A, 4.01% *, 12/1/2011 (a)	2,100,000	2,100,000
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.99% *, 12/1/2032, KBC Bank NV (b)	6,875,000	6,875,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 4.02% *, 6/1/2032, Wachovia Bank NA (b)	5,495,000	5,495,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.99% *, 2/1/2035, National City Bank (b)	2,700,000	2,700,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.99% *, 12/1/2032 (a)	3,700,000	3,700,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.99% *, 12/1/2027, National City Bank (b)	12,500,000	12,500,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.99% *, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
Summit County, OH, Revenue Anticipation Bonds, Western Reserve Academy Project, 3.99% *, 10/1/2027, KeyBank NA (b)	5,340,000	5,340,000

		43,710,000
Oklahoma 0.4%
Oklahoma, State Industries Authority Revenue, Integris Baptist, Series B, 4.03% *, 8/15/2029 (a)	3,600,000	3,600,000
Oregon 1.5%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.99% *, 3/1/2036, Keybank NA (b)	2,500,000	2,500,000
Portland, OR, Industrial Development Revenue, 3.99% *, 4/1/2035 (a)	4,500,000	4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 4.02% *, 5/1/2034, Bank of America NA (b)	6,840,000	6,840,000

		13,840,000
Pennsylvania 3.5%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.99% *, 7/1/2023, Wachovia Bank NA (b)	2,385,000	2,385,000
Dauphin County, PA, General Authority Revenue, Education & Health Loan Program, 4.02% *, 11/1/2017 (a)	10,845,000	10,845,000
Manheim Township, PA, General Obligation, School District, 3.99% *, 6/1/2016 (a)	3,000,000	3,000,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Multi-Modal, Drexel University, Series B, 3.97% *, 5/1/2033, Allied Irish Bank PLC (b)	8,345,000	8,345,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Children’s Hospital Project, Series B, 4.0% *, 7/1/2025	100,000	100,000
Red Lion, PA, General Obligation, Area School District, 3.97% *, 5/1/2024 (a)	8,050,000	8,050,000

		32,725,000
Puerto Rico 0.1%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.98% *, 10/1/2008	900,000	900,000
Rhode Island 0.6%
Rhode Island, Lehman Brothers, Inc., Series 2006-F5-D, 144A, 3.98% *, 10/2/2006	5,600,000	5,600,000
South Carolina 1.2%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.99% *, 11/1/2032, Wachovia Bank NA (b)	11,640,000	11,640,000
Tennessee 3.9%
Clarksville, TN, Public Building Authority Revenue, 4.0% *, 6/1/2024, Bank of America NA (b)	1,810,000	1,810,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 4.03% *, 11/1/2013	22,000,000	22,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 4.02% *, 5/1/2016	13,400,000	13,400,000

		37,210,000
Texas 25.8%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 4.02% *, 2/15/2011	1,500,000	1,500,000
Arlington, TX, General Obligation, Series 760, 144A, 4.01% *, 2/15/2013 (a)	2,985,000	2,985,000
Bexar County, TX, Health Facilities Development Corp. Revenue, Air Force Village, 3.97% *, 8/15/2030, Bank of America NA (b)	22,200,000	22,200,000

Clear Creek, TX, Independent School District, Series 04, 144A, 4.01% *, 2/15/2029 (a)	2,000,000	2,000,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 4.02% *, 7/15/2010 (a)	3,900,000	3,900,000
Galena Park, TX, Independent School District, Series SG-153, 144A, 4.0% *, 8/15/2023	1,500,000	1,500,000
Harris County, TX, General Obligation, 3.32%, 7/5/2006	20,000,000	20,000,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 4.0% *, 2/15/2032 (a)	11,000,000	11,000,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series 2005-L15, 144A, 4.01% *, 2/15/2021	5,000,000	5,000,000
Harris County, TX, Tax Anticapation Notes, 4.5%, 2/28/2007	21,000,000	21,135,717
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 4.01% *, 8/15/2024 (a)	5,250,000	5,250,000
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	22,500,000	22,671,375
Houston, TX, Water & Sewer Systems Revenue, Municipal Trust Receipts, Series SG-120, 144A, 4.0% *, 12/1/2023	10,700,000	10,700,000
Humble, TX, Independent School District, School Building, 3.97% *, 6/15/2023	840,000	840,000
Jefferson County, TX, Health Facilities Development Corp., Series A83, 144A, 4.01% *, 8/15/2021 (a)	3,555,000	3,555,000
McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 4.01% *, 2/15/2030	7,000,000	7,000,000
Texas, State General Obligation, Series R-4020, 144A, 4.01% *, 10/1/2022	2,340,000	2,340,000
Texas, State Revenue Lease, Trust Certificates, Series 9056, 144A, 4.03% *, 7/21/2010 (a)	10,990,000	10,990,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	38,450,000	38,529,845
Texas, University of Texas Permanent Fund, Series R-7517, 144A, 4.01% *, 7/1/2020	2,990,000	2,990,000
Texas, University of Texas Revenue:
3.34%, 8/2/2006	18,000,000	18,000,000
3.55%, 8/10/2006	10,000,000	10,000,000
Series B-14, 144A, 4.01% *, 8/15/2022	6,670,000	6,670,000
Texas, University of Texas Systems Revenue Financing, 3.6%, 7/14/2006	7,000,000	7,000,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.98% *, 11/15/2035, LaSalle Bank NA (b)	7,500,000	7,500,000

		245,256,937
Utah 2.3%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	20,000,000	20,142,200
Salt Lake County, UT, Pollution Control Revenue, Service Station Holdings Project, Series B, 4.0% *, 8/1/2007	1,200,000	1,200,000

		21,342,200
Virginia 0.1%
Spotsylvania County, VA, Industrial Development Authority Revenue, 4.03% *, 4/1/2023, Wachovia Bank NA (b)	1,300,000	1,300,000
Washington 1.5%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 144A, 4.01% *, 12/1/2025 (a)	3,990,000	3,990,000
Washington, Municipal Securities Trust Certificates, Series 9058, 144A, 4.03% *, 9/23/2010 (a)	9,990,000	9,990,000

		13,980,000
Wisconsin 1.2%
Milwaukee, WI, General Obligation, Series V8, 3.98% *, 2/1/2025	8,000,000	8,000,000
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 4.01% *, 6/1/2022 (a)	3,580,000	3,580,000

		11,580,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 983,660,236)	103.7	983,660,236
Other Assets and Liabilities, Net	(3.7)	(34,829,930)

Net Assets	100.0	948,830,306

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)		Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	10.3
Financial Guaranty Insurance Company	8.0
Financial Security Assurance, Inc.	9.2
MBIA Corporation	7.2

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Free Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006